PGIM S&P 500 Buffer 20 ETF - December Expense Example, No Redemption - PGIM S&P 500 Buffer 20 ETF - December - No Share Class	Nov. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 628